Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Provisions

	Year ended December 31
	2018	2017
Decommissioning liability	$129	$147
Office lease provision	85	101

Total	$214	$248
Current portion	$28	$27
Long-term portion	186	221

Total	$214	$248

Summary of Changes to Decommissioning Liability

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2018	2017
Balance, beginning of year	$147	$182
Net liabilities added (disposed) (1)	4	(4)
Decrease due to changes in estimates (2)	(23)	(3)
Liabilities settled	(9)	(16)
Transfers to liabilities for assets held for sale	—	(23)
Accretion charges	10	11

Balance, end of year	$129	$147
Current portion	$12	$10

Long-term portion	$117	$137

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.
(2)	In 2018 and 2017, there were no changes in the discount rate.

Summary of Changes to Office Lease Provision

Changes to the office lease provision were as follows:

	Year ended December 31
	2018	2017
Balance, beginning of year	$101	$117
Net additions (dispositions)	(5)	(7)
Decrease due to changes in estimates	(1)	(1)
Settlements	(16)	(16)
Accretion charges	6	8

Balance, end of year	$85	$101

Current portion	$16	$17
Long-term portion	$69	$84